Receivables and Other Assets - Summary of Trade Accounts and Notes Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 3,154,080	₩ 2,829,163
Related parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	577,689	523,795
Trade, net [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 2,576,391	₩ 2,305,368